FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267
                                   ---------

                   INSTITUTIONAL FIDUCIARY TRUST
                   -----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  9/30/09
                           -------


Item 1. Schedule of Investments.



Institutional Fiduciary Trust
Franklin Cash Reserves Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                     SHARES           VALUE
                                                                                --------------   ---------------
    MUTUAL FUNDS (COST $123,438,329) 100.1%
(a) The Money Market Portfolio, 0.05%                                              123,438,329   $   123,438,329
    OTHER ASSETS, LESS LIABILITIES (0.1)%                                                                (72,176)
                                                                                                 ---------------
    NET ASSETS 100.0%                                                                            $   123,366,153
                                                                                                 ===============

(a)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Institutional Fiduciary Trust
Money Market Portfolio
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                    SHARES             VALUE
                                                                                --------------   ---------------
    MUTUAL FUNDS (COST $6,230,020,017) 100.0%
(a) The Money Market Portfolio, 0.05%                                            6,230,020,017   $ 6,230,020,017
    OTHER ASSETS, LESS LIABILITIES (0.0)%(b)                                                            (469,152)
                                                                                                 ---------------
    NET ASSETS 100.0%                                                                            $ 6,229,550,865
                                                                                                 ===============

(a)  The rate shown is the annualized seven-day yield at period end.

(b)  Rounds to less than 0.1% of net assets.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

INSTITUTIONAL FIDUCIARY TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

The Funds invest substantially all of their assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Funds' investments in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Funds' Statements of Investments.

2. SECURITY VALUATION

The Funds hold Portfolio shares that are valued at their proportionate interest in the closing net asset value of the Portfolio. At September 30, 2009, the Franklin Cash Reserves Fund and the Money Market Portfolio owned 1.38% and 69.55%, respectively, of the Portfolio.

3. INCOME TAXES

At September 30, 2009, the cost of investments for book and income tax purposes was the same for the Funds.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At September 30, 2009, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined disclosure of the following is necessary:

On April 14, 2009, the Board of Trustees for the Franklin Cash Reserves Fund approved a proposal to liquidate the fund. The Fund liquidated on October 16, 2009.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

The Money Market Portfolios
The Money Market Portfolio
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                 PRINCIPAL(a)
                                                                                    AMOUNT            VALUE
                                                                                --------------   ---------------
    INVESTMENTS 100.0%
    CERTIFICATES OF DEPOSIT 29.0%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.25%,
       11/19/09                                                                 $  100,000,000   $   100,000,000
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.18% -
       0.27%, 10/14/09 - 11/19/09                                                  150,000,000       150,000,340
    Bank of Montreal, Chicago Branch, 0.17% - 0.31%, 10/01/09 - 10/29/09           100,000,000       100,000,389
    Bank of Montreal, Chicago Branch, 0.32%, 10/13/09                              100,000,000       100,000,167
    Bank of Nova Scotia, Houston Branch, 0.26%, 11/10/09                           100,000,000       100,000,000
    Bank of Nova Scotia, Houston Branch, 0.17% - 0.29%, 10/06/09 - 12/22/09        150,000,000       150,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.13%, 10/07/09               200,000,000       200,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.29%, 10/27/09               100,000,000       100,000,000
    Banque Nationale De Paris, San Francisco Branch, 0.29%, 12/01/09               100,000,000       100,000,000
    Calyon NY, New York Branch, 0.18% - 0.28%, 10/30/09 - 11/16/09                 150,000,000       150,000,000
    Calyon NY, New York Branch, 0.32%, 10/28/09                                    100,000,000       100,000,000
    Commonwealth Bank of Australia, New York Branch, 0.275%, 10/26/09               50,000,000        50,000,347
    National Australia Bank, New York Branch, 0.27%, 11/02/09                       50,000,000        50,000,000
    National Australia Bank, New York Branch, 0.32%, 10/01/09                      100,000,000       100,000,000
    Rabobank Nederland, New York Branch, 0.24% - 0.30%, 10/22/09 - 12/16/09        200,000,000       200,000,000
    Royal Bank of Canada, New York Branch, 0.20%, 12/10/09                         200,000,000       200,000,000
    Societe Generale, New York Branch, 0.14%, 10/07/09                             200,000,000       200,000,000
    Societe Generale, New York Branch, 0.27%, 11/02/09                             200,000,000       200,000,000
    The Toronto-Dominion Bank, New York Branch, 0.15%, 10/28/09                     50,000,000        50,000,000
    The Toronto-Dominion Bank, New York Branch, 0.27%, 10/29/09                    150,000,000       150,000,000
    Westpac Banking Corp., New York Branch, 0.26%, 1/11/10                          50,000,000        50,000,000
                                                                                                 ---------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,600,001,243)                                            2,600,001,243
                                                                                                 ---------------
(b) COMMERCIAL PAPER 34.3%
    Abbott Laboratories, 10/26/09 - 11/24/09                                       174,510,000       174,490,656
    Bank of Montreal, 11/17/09 (Canada)                                             50,000,000        49,985,639
    Bank of Nova Scotia, 10/01/09 (Canada)                                         150,000,000       150,000,000
    Chevrontexaco FDG Corp., 10/02/09 - 11/05/09                                   205,000,000       204,987,625
    Commonwealth Bank of Australia, 10/30/09 - 1/25/10 (Australia)                 162,390,000       162,320,163
    Eli Lillys Co., 10/02/09                                                        22,000,000        21,999,914
    Export Development Canada, 10/23/09 (Canada)                                    20,025,000        20,023,409
    Government of Canada, 11/03/09 (Canada)                                        100,000,000        99,926,667
    Government of Canada, 2/09/10 (Canada)                                          45,000,000        44,939,412
    Government of Canada, 3/29/10 (Canada)                                         100,000,000        99,776,250
    Government of Canada, 3/31/10 (Canada)                                         130,000,000       129,718,947
    Johnson & Johnson, 10/26/09 - 12/17/09                                         198,135,000       198,074,212
    JPMorgan Chase & Co., 10/01/09                                                 200,000,000       200,000,000
    JPMorgan Chase & Co., 10/05/09                                                 200,000,000       199,996,667
    National Australia Funding, 10/07/09 (Australia)                                50,000,000        49,997,542
    Nestle Capital Corp., 11/23/09                                                 200,000,000       199,949,944
    Nestle Capital Corp., 12/02/09                                                  25,000,000        24,992,681
    Procter Gamble International Funding, 10/13/09 - 11/18/09                      125,000,000       124,977,444
    Province of British Columbia, 11/13/09 - 3/23/10 (Canada)                      103,000,000       102,803,918
    Province of Ontario, 10/07/09 - 10/09/09 (Canada)                               78,920,000        78,916,017
    Province of Ontario, 10/30/09 (Canada)                                         110,000,000       109,988,400
    Province of Ontario, 10/08/09 - 12/16/09 (Canada)                               70,000,000        69,987,785
    Rabobank USA Finance Corp., 10/06/09                                           100,000,000        99,998,333
    Royal Bank of Canada, 11/03/09 (Canada)                                         50,000,000        49,993,813
    Wal-Mart Stores Inc., 10/06/09                                                 354,445,000       354,443,031
    Westpac Banking Corp., 11/24/09                                                 50,000,000        49,979,000
                                                                                                 ---------------
    TOTAL COMMERCIAL PAPER (COST $3,072,267,469)                                                   3,072,267,469
                                                                                                 ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 13.3%
(b) FHLB, 10/01/09                                                                 105,485,000       105,485,000
(b) FHLB, 10/02/09-10/28/09                                                         85,098,000        85,097,462
    FHLB, 0.56%, 6/22/10                                                            50,000,000        49,990,045
(b) FNMA, 10/14/09                                                                   4,005,000         4,004,928
(b) International Bank for Reconstruction & Development, 12/23/09
       (Supranational(c))                                                           20,000,000        19,973,717
(b) U.S. Treasury Bill, 10/01/09                                                   326,000,000       326,000,000

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

The Money Market Portfolios
The Money Market Portfolio
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(b) U.S. Treasury Bill, 1/14/10                                                 $  100,000,000   $    99,867,656
(b) U.S. Treasury Bill, 4/01/10                                                     50,000,000        49,891,306
(b) U.S. Treasury Bill, 6/03/10                                                    250,000,000       249,155,430
(b) U.S. Treasury Bill, 8/26/10                                                    100,000,000        99,591,035
(b) U.S. Treasury Bill, 9/23/10                                                    100,000,000        99,593,912
                                                                                                 ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,188,650,491)                              1,188,650,491
                                                                                                 ---------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,860,919,203)                           6,860,919,203
                                                                                                 ---------------
(d) REPURCHASE AGREEMENTS 23.4%
    Bane of America Securities LLC, 0.04%, 10/01/09 (Maturity Value
       $550,000,611) Collateralized by U.S. Government Agency Securities,
       1.875% -5.63%, 8/10/10-3/12/27; and
(b) U.S. Government Agency Discount Notes, 5/27/11 - 5/04/37                       550,000,000       550,000,000
    Barclays Capital Inc., 0.02%, 10/01/09 (Maturity Value $500,000,278)
       Collateralized by U.S. Treasury Notes, 4.75%, 5/15/14                       500,000,000       500,000,000
    Deutsche Bank Securities Inc., 0.04%, 10/01/09 (Maturity Value
       $242,700,270) Collateralized by U.S. Treasury Notes, 2.00% - 3.50%,
       1/15/11 - 4/15/12                                                           242,700,000       242,700,000
    Goldman Sachs & Co., 0.02%, 10/01/09 (Maturity Value $150,000,083)
       Collateralized by U.S. Government Agency Securities, 1.75% - 2.75%,
       3/23/11 - 3/13/14                                                           150,000,000       150,000,000
    Goldman Sachs & Co., 0.03%, 10/01/09 (Maturity Value $250,000,208)
       Collateralized by (b) U.S. Government Agency Discount Notes, 1/12/10        250,000,000       250,000,000
    HSBC Securities (USA) Inc., 0.02%, 10/01/09 (Maturity Value $250,000,139)
       Collateralized by U.S. Government Agency Securities, 0.550% - 5.875%,
       6/04/10 - 9/09/11                                                           250,000,000       250,000,000
    Morgan Stanley & Co. Inc., 0.02%, 10/01/09 (Maturity Value $100,000,056)
       Collateralized by U.S. Treasury Notes, 2.00%, 7/15/14                       100,000,000       100,000,000
    UBS Securities LLC, 0.05%, 10/01/09 (Maturity Value $50,000,069)
       Collateralized by U.S. Government Agency Securities, 1.375%, 9/28/11         50,000,000        50,000,000
                                                                                                 ---------------
    TOTAL REPURCHASE AGREEMENTS (COST $2,092,700,000)                                              2,092,700,000
                                                                                                 ---------------
    TOTAL INVESTMENTS (COST $8,953,619,203) 100.0%                                                 8,953,619,203
    OTHER ASSETS, LESS LIABILITIES (0.0)%(e)                                                            (382,479)
                                                                                                 ---------------
    NET ASSETS 100.0%                                                                            $ 8,953,236,724
                                                                                                 ===============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d) At September 30, 2009, all repurchase agreements had been entered into on that date.

(e)  Rounds to less than 0.1% of net assets.

The Money Market Portfolios
The Money Market Portfolio
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

PORTFOLIO ABBREVIATIONS

FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association

THE MONEY MARKET PORTFOLIOS

Notes to Statement of Investments (unaudited)

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolio's Board of Trustees.

3. INCOME TAXES

At September 30, 2009, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At September 30, 2009, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  November 25, 2009


By /S/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2009